UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska 68137

(Address of principal executive offices)(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

            (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

4/30

Date of reporting period:4/30/11

Item 1.  Reports to Stockholders.

Annual Report

April 30, 2011

1-888-451-TPFG

www.TPFG.com

Distributed by Northern Lights Distributors, LLC

FINRA Member

Dear Fellow Shareholders:

It is my pleasure to offer The Pacific Financial Mutual Funds Annual Report.  The Annual Report is comprehensive, but I would like to offer you some highlights.  Pacific Financial Mutual Funds are comprised of five mutual funds, they are; Core Equity Fund, Explorer Fund, International Fund, Tactical Fund and Strategic Conservative Fund.  There are two classes of shares, Institutional and Investor.  At year end (April 30, 2011) there were about $189,270,224 under management in these funds.  Of that amount about 25.7% or $48,619,630 was invested in Investors class shares with the vast majority (about 74.3%) being invested in Institutional class shares (the prospectus clearly explains the differences in these two type of shares).  In the interest of clarity, I will be referring to the performance of the Institutional Class of shares in this commentary; this information is available for the Investor Class shares in the Annual Report.  The same investment methods and strategies were used in both classes of shares, but because of the different characteristics of the shares there are some variances in performance between the two.  I refer you to the Annual Report to see the differences in detail.

In general we believe the performance of the funds during the twelve month period ending April 30, 2011 was good.

Core Equity Fund

The S&P 500 Price Index (the fund’s benchmark) was up 14.91% while the Core Equity fund was up 14.43%.  The S&P 500 Total Return (dividends reinvested) was up 17.22%.

About 40% of Core Equity’s performance came from our Large Capitalization Positions.  Most of the growth came from Large Capitalization Core positions (about 30%) with the balance of the Large Cap growth coming equally from Value and Growth strategies.  Mid Cap investments contributed about 32% of the fund growth with all but 8% of the profit coming from Mid Cap Growth strategies.  The balance of profit for this portfolio came from Small Cap investing, as in the case of Mid Cap most of the profitability came from Small Cap Growth investments.

Explorer Fund

It was an interesting and profitable year for the Explorer Fund.  The S&P Price Index (our benchmark) was up 14.91% while the Explorer Fund was up 13.99%.  The S&P 500 Total Return (dividends reinvested) was up 17.22%.  The fund lost money in Health Care (-5.275%), Industrials (-4.64%), Internet (-2.51%), Leisure & Entertainment (-3.60%), Media (-7.98%) and Retailing (-2.46%).  Despite these sector losses the fund did well with wins in Consumer Discretionary (3.91%), Dividend Strategies (14.52%), Energy (28.02%), Large Cap (13.98%), Metals (7.89%), Mid Cap (6.76%), NASDAQ 100 (5.31%), Real Estate (20.05%) and Small Cap (29.93%).

International Fund

The International Investment Market remains chaotic.  We continue to pursue a defensive strategy.  The result is a good return with less risk.  The MSCI EAFE Gross Index (our benchmark) was up 19.70% and the International Mutual Fund was up 16.63%.  In our opinion the underperformance was compensated by a more defensive portfolio.  The Portfolio profited from its positions in Brazil, Chili, Coal, Commodities, EAFE Core Investments, International Energy, Frontier Investments, Broad Global Investments, Indonesia, Latin America, North America, Peru, International Real Estate, South Korea, Thailand and Turkey.  We lost money in Canada, China, India and Pacific Ex-Japan.  In general our investment strategies worked, but we did pursue the careful conservative course of action.

Strategic Conservative Fund

Our Strategic Conservative Fund has really done well.  The Barclays US Govt/Corp Intermediate Total Return Bond Index (the benchmark) was up 4.90% while the Strategic Conservative Fund was up 6.41% this is over a 31% outperformance.  About 58% of the fund’s profits come from Intermediate Government and Corporate Bonds, and additional 21% came from High Yield Bonds and the rest of the profits came from GNMAs and Short Bonds.

Tactical Fund

The Tactical Fund’s goal is very conservative.  The Tactical Fund strives to not lose money over any month rolling period, and generate profits where possible.  This year the fund met its goals with a profit of 1.53%.  About 74% of the profitability of the fund came from Intermediate and Short term U.S. Government and Corporate Bonds, the balance of the profit was from conservative mutual fund investments.

Thank you for your confidence in The Pacific Financial Mutual Funds.

Very truly yours,

James C. McClendon, C.E.O. & Senior Portfolio Manager

The Pacific Financial Group, Inc.

Mutual Funds Involve Risk Including Possible Loss of Principal.  Past performance is no guarantee of future results.  Investment return and principal value will vary.  Investors’ shares when redeemed may be worth more or less than original cost.  Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of fund shares.  The Pacific Financial Funds made no distributions during the period under review.  The Fund’s prospectus contains more complete information, including fees, expenses and risks involved in investing in newly public companies and should be read carefully before investing.  Before investing you should carefully consider the investment objectives, risks, chares and expenses of the Pacific Financial family of Funds.  This and other important information about the Fund is contained in the prospectus, to obtain an additional prospectus please call 1-800-451-TPFG.  The prospectus should be read carefully before investing.  The Pacific Financial family of funds is distributed by Northern Lights Distributors, LLC member FINRA.

The S&P 500 Total Return Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.  The MSCI EAFE Index is a market-weighted index composed of companies representative of the market structure of 20 developed market countries in Europe, Australasia and the Far East.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.  The Barclays Intermediate Government Index is an unmanaged index that tracks the performance of intermediate US government securities.  Index returns assume reinvestment of dividends, Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect and fees or expenses.  The 90 Day Treasury Bill Index in as unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest maturity.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO REVIEW (Unaudited)
April 30, 2011

The Fund's performance figures* for the year ending April 30, 2011, compared to its benchmarks:

	One Year	Annualized Three Year	Annualized Since Inception (7/2/07)
Pacific Financial Core Equity Fund - Institutional Class	14.43%	-0.94%	-2.82%
Pacific Financial Core Equity Fund - Investor Class	13.50%	N/A	18.02%**
S&P 500 Total Return Index	17.22%	1.73%	-0.64%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009.

The S&P 500 Total Return Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Asset Class		% of Net Assets
Equity Exchange Traded Funds		99.99%
Other, Cash & Cash Equivalents Less Liabilities		0.01%
		100.00%

Please refer to the portfolio of Investments in this annual report for a detailed analysis of the Funds Holdings.

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO REVIEW (Unaudited)
April 30, 2011

The Fund's performance figures* for the year ending April 30, 2011, compared to its benchmarks:

	One Year	Annualized Three Year	Annualized Since Inception (7/2/07)
Pacific Financial Explorer Fund - Institutional Class	13.99%	-0.58%	-2.54%
Pacific Financial Explorer Fund - Investor Class	12.96%	N/A	15.49% **
S&P 500 Total Return Index	17.22%	1.73%	-0.64%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009.

The S&P 500 Total Return Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Asset Class		% of Net Assets
Index Funds		41.01%
Energy		21.93%
Real Estate		16.98%
Internet & Telecom		5.05%
Metals & Mining		5.02%
Oil & Gas		5.02%
Semiconductor		4.96%
Other, Cash & Cash Equivalents Less Liabilities		0.03%
		100.00%

Please refer to the portfolio of Investments in this annual report for a detailed analysis of the Funds Holdings.

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO REVIEW (Unaudited)
April 30, 2011

The Fund's performance figures* for the year ending April 30, 2011, compared to its benchmarks:

	One Year	Annualized Three Year	Annualized Since Inception (7/2/07)
Pacific Financial International Fund - Institutional Class	16.63%	-11.54%	-9.44%
Pacific Financial International Fund - Investor Class	16.18%	N/A	7.64% **
MSCI EAFE Net Total Return Index ("EAFE Net")	19.18%	-2.85%	-3.35%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009.

The MSCI EAFE Index is a market-weighted index composed of companies representative of the market structure of 22 developed market countries in Europe, Australasia and the Far East.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Asset Class		% of Net Assets
International		51.25%
Canada		19.75%
Indonesia		9.93%
Thailand		9.76%
South Korea		8.94%
Other, Cash & Cash Equivalents Less Liabilities		0.37%
		100.00%

Please refer to the portfolio of Investments in this annual report for a detailed analysis of the Funds Holdings.

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO REVIEW (Unaudited)
April 30, 2011

The Fund's performance figures* for the year ending April 30, 2011, compared to its benchmarks:

	One Year	Annualized Three Year	Annualized Since Inception (7/2/07)
Pacific Financial Strategic Conservative Fund - Institutional Class	6.41%	2.34%	2.28%
Pacific Financial Strategic Conservative Fund - Investor Class	5.61%	N/A	3.54%
Barclays Intermediate Government/Credit Index	4.91%	5.14%	6.13%
Barclays Intermediate Government Total Return Index	4.12%	4.35%	5.89%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009.

The Fund's investment adviser has elected to change the Fund's broad-based securities market index to the Barclays Intermediate Government/Credit Index from the Barclays Intermediate Government Total Return Index. This index is more representative of the securities in which the Fund invests.The Barclays Intermediate Government/Credit Index is an unmanaged index that tracks the performance of intermediate US government securities.   Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Asset Class		% of Net Assets
Debt Mutual Funds		99.68%
Other, Cash & Cash Equivalents Less Liabilities		0.32%
		100.00%

Please refer to the portfolio of Investments in this annual report for a detailed analysis of the Funds Holdings.

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO REVIEW (Unaudited)
April 30, 2011

The Fund's performance figures* for the year ending April 30, 2011, compared to its benchmarks:

	One Year	Annualized Three Year	Annualized Since Inception (7/2/07)
Pacific Financial Tactical Fund - Institutional Class	1.53%	1.59%	0.67%
Pacific Financial Tactical Fund - Investor Class	0.80%	N/A	2.73% **
B of A Merrill Lynch 3 Month Treasury Bill Index	0.17%	0.49%	1.26%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date January 2, 2009.

The B of A Merrill Lynch 3 Month Treasury Bill Index is an unmanaged index that measures returns of the three-month Treasury Bills. Investors may not invest in the Index directly; unlike the Fund's returns, the Index does no reflect any fees and expenses.

Top Holdings By Asset Class		% of Net Assets
Debt Funds		80.35%
Other, Cash & Cash Equivalents Less Liabilities		19.65%
		100.00%

Please refer to the portfolio of Investments in this annual report for a detailed analysis of the Funds Holdings.

PACIFIC FINANCIAL CORE EQUITY FUND PORTFOLIO OF INVESTMENTS		April 30, 2011

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 99.99%
	EQUITY FUND - 99.99%
117,920	First Trust Large Cap Value AlphaDEX Fund	$ 3,465,669
73,003	iShares Morningstar Mid Core Index Fund	6,920,465
64,055	iShares Morningstar Mid Growth Index Fund	6,935,875
70,321	iShares Russell Midcap Value Index Fund	3,464,012
60,756	iShares S&P MidCap 400 Growth Index Fund	6,924,969
126,405	iShares S&P SmallCap 600/BARRA Growth Index Fund	10,386,699
116,628	Powershares QQQ	6,896,214
199,266	Rydex S&P Equal Weight ETF	10,369,802
171,674	Vanguard Extended Market ETF	10,415,462
38,674	Vanguard Small-Cap Growth ETF	3,448,174

	TOTAL EXCHANGE TRADED FUNDS ( Cost - $59,700,382)	69,227,341

	SHORT-TERM INVESTMENTS - 0.35%
	MONEY MARKET FUND - 0.35%
240,017	Milestone Treasury Obligations Portfolio, 0.01%*( Cost - $240,017)	240,017

	TOTAL INVESTMENTS - 100.34% ( Cost - $59,940,399) (a)	$ 69,467,358
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.34%)	(233,369)
	TOTAL NET ASSETS - 100.0%	$ 69,233,989

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $60,027,476 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 9,439,882
	Unrealized depreciation	-
	Net unrealized appreciation	$ 9,439,882

* Money market fund; interest rate reflects seven day effective yield on April 30, 2011.

See accompanying notes to financial statements.

PACIFIC FINANCIAL EXPLORER FUND PORTFOLIO OF INVESTMENTS		April 30, 2011

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 99.97%
	ENERGY - 21.93%
117,206	PowerShares Dynamic Energy Exploration & Production Portfolio	$ 3,244,262
86,228	PowerShares Dynamic Energy Sector Portfolio	3,858,703
		7,102,965
	INDEX FUND - 41.01%
40,907	iShares Morningstar Small Growth Index Fund	3,904,164
39,389	iShares Russell 2000 Growth Index Fund	3,890,451
33,953	iShares S&P MidCap 400 Growth Index Fund	3,869,963
19,045	SPDR S&P 400 Mid CapGrowth ETF	1,614,824
		13,279,402
	INTERNET & TELECOM - 5.05%
56,010	Powershares Dynamic Networking Portfolio	1,636,052

	METALS & MINING - 5.02%
21,528	SPDR S&P Metals & Mining ETF	1,627,301

	OIL & GAS - 5.02%
25,522	SPDR S&P Oil & Gas Exploration & Production ETF	1,626,262
5,377,875
	REAL ESTATE - 16.98%
85,678	iShares FTSE NAREIT Real Estate 50 Index Fund	3,228,347
43,670	PowerShares Active U.S. Real Estate Fund	2,268,744
		5,497,091
	SEMICONDUCTOR - 4.96%
88,310	Powershares Dynamic Semiconductors Portfolio	1,605,476

	TOTAL EXCHANGE TRADED FUNDS ( Cost - $29,825,499)	32,374,549

	SHORT-TERM INVESTMENTS - 1.15%
	MONEY MARKET FUND - 1.15%
372,470	Milestone Treasury Obligations Portfolio, 0.01%*( Cost - $372,470)	372,470

	TOTAL INVESTMENTS - 101.12% ( Cost - $30,197,969) (a)	$ 32,747,019
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.12%)	(364,284)
	TOTAL NET ASSETS - 100.0%	$ 32,382,735

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $30,197,969 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 2,549,050
	Unrealized depreciation	-
	Net unrealized appreciation	$ 2,549,050

* Money market fund; interest rate reflects seven day effective yield on April 30, 2011.

See accompanying notes to financial statements.

PACIFIC FINANCIAL INTERNATIONAL FUND PORTFOLIO OF INVESTMENTS		April 30, 2011

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 99.63%
	CANADA - 19.75%
66,970	Guggenheim Canadian Energy Income ETF	$ 1,547,677
45,399	iShares MSCI Canada Index Fund	1,529,946
		3,077,623
	INDONESIA - 9.93%
48,736	Market Vectors Indonesia Index ETF	1,547,855

	INTERNATIONAL 51.25%
49,480	iShares MSCI EAFE Growth Index	3,282,503
34,589	iShares S&P Global Energy Sector Index Fund	1,570,687
11,869	iShares S&P GSCI Commodity Indexed Trust *	462,179
14,520	PowerShares DB Commodity Index Tracking Fund *	463,188
14,071	PowerShares DB Energy Fund *	470,675
5,819	PowerShares DB Silver Fund *	491,065
11,615	Vanguard FTSE All World ex-US Small-Cap ETF	1,244,896
		7,985,193
	SOUTH KOREA - 8.94%
20,199	iShares MSCI South Korea Index Fund	1,393,125
5,377,875
	THAILAND - 9.76%
21,252	iShares MSCI Thailand Index Fund	1,519,943

	TOTAL EXCHANGE TRADED FUNDS ( Cost - $15,197,661)	15,523,739

	SHORT-TERM INVESTMENTS - 0.91%
	MONEY MARKET FUND - 0.91%
141,935	Milestone Treasury Obligations Portfolio, 0.01%** (Cost $141,935)	141,935

	TOTAL INVESTMENTS - 100.54% ( Cost - $15,339,596) (a)	$ 15,665,674
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.54%)	(85,754)
	TOTAL NET ASSETS - 100.0%	$ 15,579,920

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,342,139 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 345,499
	Unrealized depreciation	(21,964)
	Net unrealized appreciation	$ 323,535

* Non-income producing.
** Money market fund; interest rate reflects seven day effective yield on April 30, 2011.

See accompanying notes to financial statements.

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND PORTFOLIO OF INVESTMENTS		April 30, 2011

Shares	Description	Value
	OPEN ENDED MUTUAL FUNDS - 99.68%
	DEBT MUTUAL FUNDS - 99.68%
424,840	DoubleLine Total Return Bond Fund	$ 4,677,484
378,912	Harbor Bond Fund	4,675,769
142,320	Lord Abbett Floating Rate Fund	1,340,652
533,605	Metropolitan West High Yield Bond Fund	5,874,986
521,922	Metropolitan West Low Duration Bond Fund	4,525,065
166,251	Neuberger Berman Core Bond Fund	1,762,258
9,364	PIMCO Enhanced Short Maturity Strategy Fund	947,356
211,952	PIMCO Income Fund	2,426,852
765,302	PIMCO Total Return Fund	8,441,277
305,160	The Osterweis Strategic Income Fund	3,625,296
162,790	Scout Core Plus Bond Fund	5,178,352
144,950	TCW Total Return Bond Fund	1,440,802

	TOTAL OPEN ENDED MUTUAL FUNDS (Cost - $45,115,394)	44,916,149

	TOTAL INVESTMENTS - 99.68% ( Cost - $45,115,394) (a)	$ 44,916,149
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.32%	141,994
	TOTAL NET ASSETS - 100.0%	$ 45,058,143

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $45,168,928 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 435,841
	Unrealized depreciation	(688,620)
	Net unrealized depreciation	$ (252,779)

See accompanying notes to financial statements.

PACIFIC FINANCIAL TACTICAL FUND PORTFOLIO OF INVESTMENTS		April 30, 2011

Shares	Description	Value
	OPEN ENDED MUTUAL FUNDS - 72.28%
	DEBT MUTUAL FUNDS - 72.28%
223,037	Harbor Bond Fund	$ 2,752,272
292,407	Lord Abbett Floating Rate Fund	2,754,473
84,852	Merger Fund*	1,378,845
322,450	Metropolitan West Low Duration Bond Fund	2,795,637
237,992	PIMCO Income Fund	2,725,011
76,772	PIMCO Total Return Fund	846,799
516,913	The Osterweis Strategic Income Fund	6,140,926
25,117	Vanguard Short-Term Investment Grade Fund	270,760

	TOTAL OPEN ENDED MUTUAL FUNDS ( Cost - $19,548,442)	19,664,723

	EXCHANGE TRADED FUNDS - 8.07%
	DEBT FUND - 8.07%
21,698	PIMCO Enhanced Short Maturity Strategy Fund (Cost $2,185,586)	2,195,187

	SHORT-TERM INVESTMENTS - 19.77%
	MONEY MARKET FUND - 19.77%
5,377,875	Milestone Treasury Obligations Portfolio, 0.01%** (Cost $5,377,875)	5,377,875

	TOTAL INVESTMENTS - 100.12% ( Cost - $27,111,903) (a)	$ 27,237,785
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.12%)	(33,094)
	TOTAL NET ASSETS - 100.0%	$ 27,204,691

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $27,213,414 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 193,583
	Unrealized depreciation	(169,212)
	Net unrealized appreciation	$ 24,371

* Non-income producing.
** Money market fund; interest rate reflects seven day effective yield on April 30, 2011.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2011

	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial
	Core Equity	Explorer	International	Strategic	Tactical
	Fund	Fund	Fund	Conservative Fund	Fund
Assets:
Investments in securities, at cost	$ 59,940,399	$ 30,197,969	$ 15,339,596	$ 45,115,394	$ 27,111,903
Investments in securities, at value	69,467,358	32,747,019	15,665,674	44,916,149	27,237,785
Cash	-	25,250	34,255	-	-
Receivable for securities sold	70,141	5,574,582	3,178,424	369,842	-
Interest and dividends receivable	6	2	8	116,469	25,897
Receivable for fund shares sold	97,067	58,626	48,954	107,014	17,456
Prepaid expenses and other assets	25,478	24,718	24,296	27,017	25,406
Total Assets	69,660,050	38,430,197	18,951,611	45,536,491	27,306,544

Liabilities:
Payable for securities purchased	269,747	5,965,544	3,309,609	-	-
Payable for fund shares redeemed	29,290	21,431	20,216	22,821	45,118
Investment advisory fees payable	55,237	24,963	18,379	36,975	22,396
Fees payable to other affiliates	20,987	12,729	7,435	17,619	12,045
Distribution (12b-1) fees payable	23,728	10,834	5,910	16,324	9,403
Cash overdraft due to custodian	-	-	-	360,108	-
Accrued expenses and other liabilities	27,072	11,961	10,142	24,501	12,891
Total Liabilities	426,061	6,047,462	3,371,691	478,348	101,853

Net Assets	$ 69,233,989	$ 32,382,735	$ 15,579,920	$ 45,058,143	$ 27,204,691

Net Assets:
Paid in capital ($0 par value, unlimited
shares authorized)	$ 63,072,636	$ 29,833,685	$ 17,876,448	$ 45,250,915	$ 27,436,102
Undistributed net investment income/(loss)	-	-	21,715	143,239	42,526
Accumulated net realized gain/(loss) on investments	(3,365,606)	-	(2,644,321)	(136,766)	(399,819)
Net unrealized appreciation/(depreciation) on investments	9,526,959	2,549,050	326,078	(199,245)	125,882

Net Assets	$ 69,233,989	$ 32,382,735	$ 15,579,920	$ 45,058,143	$ 27,204,691

Net Asset Value Per Share
Institutional Class Shares
Net assets	$ 51,652,238	$ 24,371,291	$ 10,541,368	$ 33,152,556	$ 20,953,485
Shares of Beneficial Interest Outstanding	5,765,942	2,786,511	1,649,518	3,480,852	2,142,840
Net asset value, offering and redemption
price per share (a)	$ 8.96	$ 8.75	$ 6.39	$ 9.52	$ 9.78

Investor Class Shares
Net assets	$ 17,581,751	$ 8,011,444	$ 5,038,552	$ 11,905,587	$ 6,251,206
Shares of Beneficial Interest Outstanding	1,990,218	922,888	797,858	1,253,025	$ 647,954
Net asset value, offering and redemption
price per share (a)	$ 8.83	$ 8.68	$ 6.32	$ 9.50	$ 9.65

(a)	Shares redeemed within 60 days are subject to a 2.00% redemption fee.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended April 30, 2011

	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial
	Core Equity	Explorer	International	Strategic	Tactical
	Fund	Fund	Fund	Conservative Fund	Fund
Investment Income:
Dividend	$ 666,763	$ 158,783	$ 335,721	$ 3,186,436	$ 858,970
Interest	226	68	56	102	285
Total Investment Income	666,989	158,851	335,777	3,186,538	859,255

Expenses:
Investment advisory fees	558,846	169,061	153,063	487,629	220,171
Administration service fees	149,068	46,836	43,717	131,707	60,658
Distribution (12b-1) fees - Institutional Class	122,649	36,539	33,833	107,942	49,264
Distribution (12b-1) fees - Investor Class	68,249	23,784	17,989	55,860	23,114
Registration fees	24,430	23,630	23,220	25,930	24,760
Professional fees	25,640	10,535	8,944	24,402	11,959
Custodian fees	7,915	5,876	4,012	8,476	5,937
Compliance officer fees	12,616	2,779	3,675	11,707	4,786
Trustees' fees and expenses	5,710	5,597	5,656	5,672	5,672
Printing and postage expense	6,856	2,148	2,485	6,156	2,264
Transfer agent fees	4,396	3,337	2,418	2,941	1,616
Insurance expense	1,813	683	516	1,790	1,001
Miscellaneous expenses	4,276	2,733	3,099	4,907	2,036
Total Expenses	992,464	333,538	302,627	875,119	413,238
Plus: Expense reimbursement recapture
(Institutional Class)	-	9,285	11,317	-	-
Net Expenses	992,464	342,823	313,944	875,119	413,238

Net Investment Income (Loss)	(325,475)	(183,972)	21,833	2,311,419	446,017

Realized and Unrealized
Gain (Loss) on Investments
Net realized gain/loss from investments	99,295	151,239	1,481,242	1,094,025	112,952
Distributions received from underlying
investment companies	-	-	12,219	339,682	107,190
Total realized gain/loss	99,295	151,239	1,493,461	1,433,707	220,142
Net change in unrealized appreciation /
(depreciation) on investments	9,243,671	2,681,195	106,849	(914,940)	(336,827)
Net Realized and Unrealized Gain/Loss	9,342,966	2,832,434	1,600,310	518,767	(116,685)

Net Increase in Net Assets
Resulting From Operations	$ 9,017,491	$ 2,648,462	$ 1,622,143	$ 2,830,186	$ 329,332

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
	Pacific Financial		Pacific Financial		Pacific Financial
	Core Equity Fund		Explorer Fund		International Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2011	April 30, 2010	April 30, 2011	April 30, 2010	April 30, 2011	April 30, 2010
Operations:
Net investment income (loss)	$ (325,475)	$ (123,004)	$ (183,972)	$ (297,060)	$ 21,833	$ 113,936
Distributions received from underlying
investment companies	-	-	-	-	12,219	102
Net realized gain from investments	99,295	9,224,075	151,239	5,872,597	1,481,242	1,426,847
Net change in unrealized appreciation /
(depreciation) on investments	9,243,671	(786,346)	2,681,195	(514,090)	106,849	55,954
Net Increase in Net Assets
Resulting From Operations	9,017,491	8,314,725	2,648,462	5,061,447	1,622,143	1,596,839

Distributions to Shareholders From:
Net Investment Income:
Institutional Class	-	(10,538)	-	(17,326)	(3,838)	(103,312)
Investor Class	-	(604)	-	-	(74)	(3,360)
Net Realized Gains:
Institutional Class	-	-	(546,924)	-	-	-
Investor Class	-	-	(84,293)	-	-	-
Total Distributions to Shareholders		(11,142)	(631,217)	(17,326)	(3,912)	(106,672)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Institutional Class	38,116,344	52,159,935	39,390,301	43,226,563	22,433,346	17,444,198
Investor Class	16,685,239	3,255,584	9,057,414	2,696,004	7,414,075	1,007,475
Reinvestment of dividends and distributions
Institutional Class	-	10,538	48,616	17,326	291	103,283
Investor Class	-	603	84,293	-	75	3,360
Cost of shares redeemed
Institutional Class	(41,808,109)	(39,082,984)	(22,201,139)	(50,665,470)	(33,341,520)	(2,754,675)
Investor Class	(3,257,964)	(1,264,741)	(1,886,189)	(2,615,628)	(3,358,933)	(214,530)
Net Increase / (Decrease) in Net Assets From
Share Transactions of Beneficial Interest	9,735,510	15,078,935	24,493,296	(7,341,205)	(6,852,666)	15,589,111

Total Increase / (Decrease) in Net Assets	18,753,001	23,382,518	26,510,541	(2,297,084)	(5,234,435)	17,079,278

Net Assets:
Beginning of Year	50,480,988	27,098,470	5,872,194	8,169,278	20,814,355	3,735,077
End of Year **	$ 69,233,989	$ 50,480,988	$ 32,382,735	$ 5,872,194	$ 15,579,920	$ 20,814,355
** Includes undistributed net investment
income at end of year	$ -	$ -	$ -	$ -	$ 21,715	$ 3,794

Share Activity
Institutional Class:
Shares Sold	5,171,693	7,537,665	5,119,493	6,353,251	3,620,416	3,281,353
Shares Reinvested	-	1,434	6,069	2,289	44	18,745
Shares Redeemed	(5,566,022)	(6,188,839)	(3,052,412)	(6,978,527)	(5,624,238)	(520,448)
Net increase / (decrease) in shares of
beneficial interest outstanding	(394,329)	1,350,260	2,073,150	(622,987)	(2,003,778)	2,779,650

Investor Class:
Shares Sold	2,128,392	475,266	1,137,109	384,154	1,195,140	188,579
Shares Reinvested	-	82	10,576	-	11	612
Shares Redeemed	(429,434)	(190,950)	(252,879)	(359,150)	(545,784)	(40,702)
Net increase in shares of
beneficial interest outstanding	1,698,958	284,398	894,806	25,004	649,367	148,489

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
	Pacific Financial		Pacific Financial
	Strategic Conservative Fund		Tactical Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2011	April 30, 2010	April 30, 2011	April 30, 2010
Operations:
Net investment income	$ 2,311,419	$ 937,732	$ 446,017	$ 356,362
Distributions received from underlying
investment companies	339,682	57,835	107,190	16,153
Net realized gain from investments	1,094,025	195,484	112,952	499,495
Net change in unrealized appreciation /
(depreciation) on investments	(914,940)	740,675	(336,827)	429,236
Net Increase in Net Assets
Resulting From Operations	2,830,186	1,931,726	329,332	1,301,246

Distributions to Shareholders From:
Net Investment Income:
Institutional Class	(1,926,985)	(878,427)	(347,778)	(20,138)
Investor Class	(279,692)	(22,394)	(55,676)	-
Total Distributions to Shareholders	(2,206,677)	(900,821)	(403,454)	(20,138)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Institutional Class	33,370,855	43,064,696	25,802,989	27,255,409
Investor Class	14,147,837	1,691,898	6,773,104	658,928
Reinvestment of dividends and distributions
Institutional Class	621,880	876,561	20,932	20,104
Investor Class	279,692	22,394	55,676	-
Cost of shares redeemed
Institutional Class	(45,391,745)	(19,276,948)	(27,243,695)	(27,410,393)
Investor Class	(4,032,508)	(233,394)	(1,022,046)	(192,343)
Net Increase / (Decrease) in Net Assets From
Share Transactions of Beneficial Interest	(1,003,989)	26,145,207	4,386,960	331,705

Total Increase/(Decrease) in Net Assets	(380,480)	27,176,112	4,312,838	1,612,813

Net Assets:
Beginning of Year	45,438,623	18,262,511	22,891,853	21,279,040
End of Year **	$ 45,058,143	$ 45,438,623	$ 27,204,691	$ 22,891,853
** Includes undistributed net investment
income at end of year	$ 143,239	$ 36,911	$ 42,526	$ -

Share Activity
Institutional Class:
Shares Sold	3,477,694	4,667,030	2,630,208	2,867,304
Shares Reinvested	64,575	95,504	2,158	2,081
Shares Redeemed	(4,745,576)	(2,080,220)	(2,766,053)	(2,892,082)
Net increase / (decrease) in shares of
beneficial interest outstanding	(1,203,307)	2,682,314	(133,687)	(22,697)

Investor Class:
Shares Sold	1,482,276	183,385	696,662	68,951
Shares Reinvested	29,815	2,455	5,806	-
Shares Redeemed	(425,508)	(25,310)	(105,387)	(20,244)
Net increase in shares of
beneficial interest outstanding	1,086,583	160,530	597,081	48,707

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL CORE EQUITY FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Institutional Class
		Year Ended	Year Ended		Year Ended	Period Ended
		April 30,	April 30,		April 30,	April 30,
		2011	2010		2009	2008 *

Net asset value, beginning of period		$ 7.83	$ 5.63		$ 9.22	$ 10.00
Activity from investment operations:
	Net investment income (loss) (1)	(0.03)	(0.03)		0.00	(0.03)
	Net realized and unrealized gain (loss)	1.16	2.23		(3.59)	(0.75)
	Total from investment operations	1.13	2.20		(3.59)	(0.78)

Less distributions from:
	Net Investment Income	-	0.00	(2)	-	-
Total distributions		-	0.00		-	-

Net asset value, end of period		$ 8.96	$ 7.83		$ 5.63	$ 9.22

Total return (3,4)		14.43%	39.11%		-38.94%	-7.80%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 51,652	$ 48,216		$ 27,060	$ 12,003
	Ratios of gross expenses to
	average net assets: (5)	1.68%	1.87%		2.24%	2.10%	(6)
	Ratios of net expenses to
	average net assets: (5)	1.68%	1.98%	(7)	2.18%	2.00%	(6)
	Ratios of net investment income (loss) to
	average net assets: (5,8)	-0.48%	-0.42%		0.05%	-0.38%	(6)
	Ratios of net investment income (loss) to
	average net assets - pre waiver/recapture: (5,8)	-0.48%	-0.31%		-0.01%	-0.48%	(6)
	Portfolio turnover rate	381%	582%		197%	85%	(9)

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Per share amounts represent less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized
(7)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(8)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(9)	Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL CORE EQUITY FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Investor Class
		Year Ended	Year Ended	Period Ended
		April 30,	April 30,	April 30,
		2011	2010	2009 *

Net asset value, beginning of period		$ 7.78	$ 5.62	$ 6.01
Activity from investment operations:
	Net investment income (loss) (1)	(0.10)	(0.08)	(0.04)
	Net realized and unrealized gain (loss)	1.15	2.24	(0.35)
	Total from investment operations	1.05	2.16	(0.39)

Less distributions from:
	Net Investment Income	-	(0.00) (2)	-
Total distributions		-	(0.00)	-

Net asset value, end of period		$ 8.83	$ 7.78	$ 5.62

Total return (3,4)		13.50%	38.47%	-6.49%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 17,582	$ 2,265	$ 39
	Ratios of expenses to
	average net assets: (5)	2.43%	2.62%	2.47%	(6)
	Ratios of net investment income (loss) to
	average net assets: (5,7)	-1.31%	-1.11%	-2.04%	(6)
	Portfolio turnover rate	381%	582%	197%	(8)

*Investor shares for all Funds commenced operations on January 2, 2009.
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Per share amounts represent less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized
(7)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(8)	Not annualized

See accompanying notes to financial statements.
FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL EXPLORER FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Institutional Class
		Year Ended	Year Ended	Year Ended	Period Ended
		April 30,	April 30,	April 30,	April 30,
		2011	2010	2009	2008 *

Net asset value, beginning of period		$ 7.92	$ 6.10	$ 9.22	$ 10.00
Activity from investment operations:
	Net investment income (loss) (1)	(0.08)	(0.10)	0.02	(0.09)
	Net realized and unrealized gain (loss)	1.16	1.95	(3.14)	(0.69)
	Total from investment operations	1.08	1.85	(3.12)	(0.78)

Less distributions from:
	Net Investment Income	-	(0.03)	-	-
	Net Realized Gains	(0.25)	-	-	-
Total distributions		(0.25)	(0.03)	-	-

Paid in capital from redemption fees		-	-	-	0.00	(2)

Net asset value, end of period		$ 8.75	$ 7.92	$ 6.10	$ 9.22

Total return (3,4)		13.99%	30.30%	-33.84%	-7.80%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 24,371	$ 5,649	$ 8,151	$ 9,916
	Ratios of gross expenses to
	average net assets: (5)	1.86%	1.88%	2.55%	2.20%	(6)
	Ratios of net expenses to
	average net assets: (5)	1.92%	(7) 2.00%	(7) 2.46%	2.00%	(6)
	Ratios of net investment income (loss) to
	average net assets: (5,8)	-0.99%	-1.46%	0.21%	-1.07%	(6)
	Ratios of net investment income (loss) to
	average net assets - pre waiver/recapture (5,8)	-0.93%	-1.34%	0.11%	-1.27%	(6)
	Portfolio turnover rate	688%	872%	639%	555%	(9)

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Per share amounts represent less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized
(7)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(8)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(9)	Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL EXPLORER FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
	Investor Class
	Year Ended	Year Ended	Period Ended
	April 30,	April 30,	April 30,
	2011	2010	2009 *

Net asset value, beginning of period	$ 7.93	$ 6.09	$ 6.41
Activity from investment operations:
Net investment income (loss) (1)	(0.13)	(0.16)	(0.03)
Net realized and unrealized gain (loss)	1.13	2.00	(0.29)
Total from investment operations	1.00	1.84	(0.32)
Less distributions from:
Net Realized Gains	(0.25)	-	-
Total distributions	(0.25)	-	-

Net asset value, end of period	$ 8.68	$ 7.93	$ 6.09

Total return (2,3)	12.96%	30.21%	-4.99%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 8,011	$ 223	$ 19
Ratios of expenses to
average net assets: (4)	2.61%	2.63%	2.42%	(5)
Ratios of net investment income (loss) to
average net assets: (4,6)	-1.57%	-2.20%	-1.73%	(5)
Portfolio turnover rate	688%	872%	639%	(7)

*Investor shares for all Funds commenced operations on January 2, 2009
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Annualized.
(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7)	Not Annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL INTERNATIONAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Institutional Class
		Year Ended		Year Ended		Year Ended	Period Ended
		April 30,		April 30,		April 30,	April 30,
		2011		2010		2009	2008 *

Net asset value, beginning of period		$ 5.48		$ 4.28		$ 9.29	$ 10.00
Activity from investment operations:
	Net investment income (loss) (1)	0.02		0.05		0.07	0.02
	Net realized and unrealized gain (loss)	0.89		1.18		(5.08)	(0.09)
	Total from investment operations	0.91		1.23		(5.01)	(0.07)

Less distributions from:
	Net Investment Income	0.00	(2)	(0.03)		-	(0.11)
	Net Realized Gains	-		-		-	(0.53)
Total distributions		-		(0.03)		-	(0.64)

Net asset value, end of period		$ 6.39		$ 5.48		$ 4.28	$ 9.29

Total return (3,4)		16.63%		28.80%		-53.93%	-1.17%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 10,541		$ 20,006		$ 3,735	$ 13,964
	Ratios of gross expenses to
	average net assets: (5)	1.92%		1.98%		2.45%	2.27%	(6)
	Ratios of net expenses to
	average net assets: (5)	2.00%	(7)	2.00%	(7)	2.35%	2.00%	(6)
	Ratios of net investment income (loss) to
	average net assets: (5,8)	0.28%		0.94%		0.94%	0.27%	(6)
	Ratios of net investment income (loss) to
	average net assets - pre waiver/recapture: (5,8)	0.35%		0.95%		0.84%	0.00%	(6)
	Portfolio turnover rate	584%		474%		653%	360%	(9)

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Per share amount represents less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized
(7)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(8)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(9)	Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL INTERNATIONAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Investor Class
		Year Ended		Year Ended	Period Ended
		April 30,		April 30,	April 30,
		2011		2010	2009 *

Net asset value, beginning of period		$ 5.44		$ 4.28	$ 5.35
Activity from investment operations:
	Net investment income (loss) (1)	(0.05)		0.02	0.01
	Net realized and unrealized gain (loss)	0.93		1.16	(1.08)
	Total from investment operations	0.88		1.18	(1.07)

Less distributions from:
	Net Investment Income	0.00	(2)	(0.02)	-
Total distributions		-		(0.02)	-

Net asset value, end of period		$ 6.32		$ 5.44	$ 4.28

Total return (3,4)		16.18%		27.66%	-20.00%
Ratios/Supplemental Data:
	Net assets, end of period	$ 5,039		$ 808	$ 8
	Ratios of expenses to
	average net assets: (5)	2.67%		2.73%	2.35%	(6)
	Ratios of net investment income (loss) to
	average net assets: (5,7)	-0.80%		0.34%	0.94%	(6)
	Portfolio turnover rate	584%		474%	653%	(8)

*Investor shares for all Funds commenced operations on January 2, 2009
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Per share amount represents less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized
(7)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(8)	Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Institutional Class
		Year Ended	Year Ended		Year Ended	Period Ended
		April 30,	April 30,		April 30,	April 30,
		2011	2010		2009	2008 *

Net asset value, beginning of period		$ 9.37	$ 9.10		$ 10.00	$ 10.00
Activity from investment operations:
	Net investment income (1)	0.45	0.26		0.22	0.24
	Net realized and unrealized gain (loss)	0.14	0.21		(0.64)	(0.07)
	Total from investment operations	0.59	0.47		(0.42)	0.17

Less distributions from:
	Net Investment Income	(0.44)	(0.20)		(0.48)	(0.16)
	Net Realized Gains	-	-		-	(0.01)
Total distributions		(0.44)	(0.20)		(0.48)	(0.17)

Net asset value, end of period		$ 9.52	$ 9.37		$ 9.10	$ 10.00

Total return (2,3)		6.41%	5.24%		-4.27%	1.72%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 33,153	$ 43,886		$ 18,209	$ 25,257
	Ratios of gross expenses to
	average net assets: (4)	1.71%	1.81%		2.23%	2.19%	(5)
	Ratios of net expenses to
	average net assets: (4)	1.71%	1.91%	(6)	2.20%	2.00%	(5)
	Ratios of net investment income (loss) to
	average net assets: (4,7)	4.72%	2.78%		2.34%	2.84%	(5)
	Ratios of net investment income (loss) to
	average net assets - pre waiver/recapture (4,7)	4.72%	2.88%		2.31%	2.65%	(5)
	Portfolio turnover rate	162%	247%		536%	228%	(8)

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Annualized
(6)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(7)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(8)	Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
	Investor Class
	Year Ended	Year Ended	Period Ended
	April 30,	April 30,	April 30,
	2011	2010	2009 *

Net asset value, beginning of period	$ 9.33	$ 9.09	$ 9.26
Activity from investment operations:
Net investment income (loss) (1)	0.47	0.26	(0.09)
Net realized and unrealized gain (loss)	0.05	0.15	(0.08)
Total from investment operations	0.52	0.41	(0.17)

Less distributions from:
Net Investment Income	(0.35)	(0.17)	-
Total distributions	(0.35)	(0.17)	-

Net asset value, end of period	$ 9.50	$ 9.33	$ 9.09

Total return (2,3)	5.61%	4.58%	-1.84%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 11,906	$ 1,552	$ 54
Ratios of expenses to
average net assets: (4)	2.46%	2.56%	2.41%	(5)
Ratios of net investment income (loss) to
average net assets: (4,6)	4.91%	2.76%	-3.12%	(5)
Portfolio turnover rate	162%	247%	536%	(7)

*Investor shares for all Funds commenced operations on January 2, 2009
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Annualized.
(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7)	Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL TACTICAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Institutional Class
		Year Ended	Year Ended		Year Ended	Period Ended
		April 30,	April 30,		April 30,	April 30,
		2011	2010		2009	2008 *

Net asset value, beginning of period		$ 9.84	$ 9.25		$ 9.68	$ 10.00
Activity from investment operations:
	Net investment income (loss) (1)	0.21	0.16		0.10	0.17
	Net realized and unrealized gain (loss)	(0.06)	0.44		(0.39)	(0.39)
	Total from investment operations	0.15	0.60		(0.29)	(0.22)

Less distributions from:
	Net Investment Income	(0.21)	(0.01)		(0.14)	(0.10)
Total distributions		(0.21)	(0.01)		(0.14)	(0.10)

Net asset value, end of period		$ 9.78	$ 9.84		$ 9.25	$ 9.68

Total return (2,3)		1.53%	6.48%		-3.03%	-2.16%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 20,953	$ 22,394		$ 21,259	$ 14,805
	Ratios of gross expenses to
	average net assets: (4)	1.80%	1.88%		2.22%	2.25%	(5)
	Ratios of net expenses to
	average net assets: (4)	1.80%	2.00%	(6)	2.21%	2.00%	(5)
	Ratios of net investment income (loss) to
	average net assets: (4,7)	2.09%	1.68%		1.06%	2.11%	(5)
	Ratios of net investment income (loss) to
	average net assets - pre waiver/recapture: (4,7)	2.09%	1.80%		1.05%	1.86%	(5)
	Portfolio turnover rate	324%	240%		394%	337%	(8)

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Annualized.
(6)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(7)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(8)	Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL TACTICAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
	Investor Class
	Year Ended	Year Ended	Period Ended
	April 30,	April 30,	April 30,
	2011	2010	2009 *

Net asset value, beginning of period	$ 9.78	$ 9.24	$ 9.26
Activity from investment operations:
Net investment income (loss) (1)	0.14	0.12	(0.05)
Net realized and unrealized gain (loss)	(0.06)	0.42	0.03
Total from investment operations	0.08	0.54	(0.02)
Less distributions from:
Net Investment Income	(0.21)	-	-
Total distributions	(0.21)	-	-

Net asset value, end of period	$ 9.65	$ 9.78	$ 9.24

Total return (2,3)	0.80%	5.84%	-0.22%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 6,251	$ 498	$ 20
Ratios of expenses to
average net assets: (4)	2.55%	2.63%	2.28%	(5)
Ratios of net investment income (loss) to
average net assets: (4,6)	1.49%	1.20%	-1.82%	(5)
Portfolio turnover rate	324%	240%	394%	(7)

*Investor shares for all Funds commenced operations on January 2, 2009
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Annualized.
(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7)	Not annualized

See accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS

1.

ORGANIZATION

The Pacific Financial family of mutual funds (each a “Fund”, collectively the “Funds”) is comprised of five different actively managed funds. Each Fund is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Funds are the Pacific Financial Core Equity Fund (the "Core Equity Fund"), the Pacific Financial Explorer Fund (the "Explorer Fund"), the Pacific Financial International Fund (the "International Fund"), the Pacific Financial Strategic Conservative Fund (the "Strategic Conservative Fund") and the Pacific Financial Tactical Fund (the "Tactical Fund"). The investment objective of each fund is as follows:

Fund

Primary Objective

Core Equity Fund

                Long Term Capital Appreciation

Explorer Fund

Long Term Capital Appreciation

International Fund

Long Term Capital Appreciation

Strategic Conservative Fund

Preservation of Capital and Current Income

Tactical Fund

Long Term Capital Appreciation

Each Fund currently offers two classes of shares:  Institutional Shares and Investor Shares.  Each class of shares of the Funds has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders.  The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies.  Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2011 for the Funds’ assets and liabilities measured at fair value:

Pacific Financial Core Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 69,227,341	-	-	$ 69,227,341
Short-Term Investments	240,017	-	-	240,017
Total	$ 69,467,358	-	-	$ 69,467,358

Pacific Financial Explorer Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 32,374,549	-	-	$ 32,374,549
Short-Term Investments	372,470	-	-	372,470
Total	$ 32,747,019	-	-	$ 32,747,019

Pacific Financial International Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 15,523,739	-	-	$ 15,523,739
Short-Term Investments	141,935	-	-	141,935
Total	$ 15,665,674	-	-	$ 15,665,674

Pacific Financial Strategic Conservative Fund

Assets *	Level 1	Level 2	Level 3	Total
Open Ended Mutual Funds	$ 44,916,149	-	-	$ 44,916,149
Total	$ 44,916,149	-	-	$ 44,916,149

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Pacific Financial Tactical Fund

Assets *	Level 1	Level 2	Level 3	Total
Open Ended Mutual Funds	$ 19,664,723	-	-	$ 19,664,723
Exchange Traded Funds	$ 2,195,187	-	-	$ 2,195,187
Short-Term Investments	5,377,875	-	-	5,377,875
Total	$ 27,237,785	-	-	$ 27,237,785

The Funds did not hold any Level 3 securities during the year.

There were no significant transfers into and out of Level 1 and 2 during the current period presented. It is the Funds’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for Industry Classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually except for the Strategic Conservative Fund, which is declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal income tax – It is the policy of each fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008-2010) or expected to be taken in each Fund’s 2011 tax returns.  Each Fund identifies their major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.  Expenses specifically attributable to a particular Fund in the Pacific Financial family of Funds are borne by that Fund.  Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Pacific Financial family of Funds or another reasonable basis.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the year ended April 30, 2011, cost of purchases and proceeds from sales of Fund securities, other than short-term investments amounted to the following:

Fund

Purchases

Sales

Core Equity Fund

                    $ 217,422,647

                  $   206,960,565

Explorer Fund

       138,357,055

                       114,623,425

International Fund

      92,930,969

                      99,285,185

Strategic Conservative Fund

       75,239,505

                      78,047,132

Tactical Fund

                         62,722,148

                                         62,966,461

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen under the direction of the Board, which is responsible for the overall management of the Funds. The Pacific Financial Group, Inc. serves as the Funds’ investment adviser (the “Adviser”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent, and custody administration services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others, including the Adviser.  As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of each of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser had agreed, until August 31, 2008, to waive the investment advisory fee and reimburse each of the Funds for other expenses to the extent necessary so that the Net Annual Operating Expenses incurred by each Fund (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in Underlying Funds or extraordinary expenses such as litigation) does not exceed 2.00% of each Fund’s average daily net assets for the Institutional Class shares.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s Operating Expenses attributed to the Institutional Class are subsequently less than 2.00% of the average daily net assets, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 2.00% of the average daily net assets for the Institutional Class. If the Fund’s Operating Expenses attributable to the Institutional Class shares subsequently exceed 2.00% per annum of the Fund’s average daily net assets, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed hereunder to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The following table shows amounts recaptured by Adviser from the Institutional Class shares as of April 30, 2011 and remaining waived expenses subject to potential recovery which expire on August 31, 2011:

Fund

Recaptured

       Expiring Recapture

Explorer Fund

 $       9,285

                    -

International Fund

        11,317

             7,153

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

The Board has adopted, on behalf of the Funds, a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to the Institutional and Investor Class shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. During the year ended April 30, 2011, pursuant to the plan, the Institutional and Investor Class shares were charged as follows:

Fund	Institutional Class	Investor Class
Core Equity Fund	$ 122,649	$ 68,249
Explorer Fund	36,539	23,784
International Fund	33,833	17,989
Strategic Conservative Fund	107,942	55,860
Tactical Fund	49,264	23,114

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of GFS.

Each Fund pays a pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Each Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Funds as follows:

Administration, Fund Accounting and Transfer Agency. The Funds pay GFS an asset-based fee in decreasing amounts as the Funds’ combined assets reach certain breakpoints. The Funds are subject to a minimum annual fee. The Funds also pay GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee $400,000 or

- 15 basis points or 0.15% per annum on the first $250 million in net assets

- 10 basis points or 0.10% per annum on the next $250 million in net assets

-   8 basis points or 0.08% per annum on the next $500 million in net assets

-   3 basis points or 0.03% per annum on the next $2 billion in net assets

-   1.75 basis points or .0175% per annum on net assets greater than $3 billion

Custody Administration. Pursuant to the terms of the Funds’ Custody Agreement with Bank of New York (the “Custody Agreement”), each Fund pays an asset-based custody fee in decreasing amounts as the Fund’s assets reach certain breakpoints. Each Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services.  GFS’s share of fees collected for the year ended April 30, 2011, is summarized in the table on the following page.  The Custody fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Funds an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  The expenses incurred for compliance services pursuant to the Trust’s Agreement with NLCS, for the year ended April 30, 2011, are summarized in the table below.  Such fees are included in the line item marked “Compliance officer fees” on the Statement of Operations in the Shareholder report.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  GemCom collection for EDGAR and printing services performed, for the year ended April 30, 2011, is summarized in the table below.  Such fees are included in the line item marked “Printing and postage expense” on the Statement of Operations in the Shareholder report.

Fund	Custody	Compliance	Gemcom
Core Equity Fund	$ 49	$ 12,616	$ 902
Explorer Fund	416	2,779	2,152
International Fund	62	3,675	959
Strategic Conservative Fund	374	11,707	1,960
Tactical Fund	189	4,786	1,137

5. REDEMPTION FEE

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund.  For the year ended April 30, 2011, the Funds assessed no redemption fees.

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the period ended April 30, 2011 was as follows:

The tax character of distributions for the period ended April 30, 2010 was as follows:

As of April 30, 2011, the components of distributable earnings/ (deficit) on a tax basis were as follows:

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is primarily attributable to the tax deferral of losses on wash sales.

Foreign currency and capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Tactical Fund incurred and elected to defer such foreign currency and capital losses as follows:

At April 30, 2011, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains.  The capital loss carry forwards expire on April 30 of the years indicated below:

*  The capital loss carry forwards will expire on December 31, 2016 and April 30, 2017, respectively, for the International Fund.

Permanent book and tax differences are primarily attributable to net operating losses and grantor trusts adjustments, which resulted in reclassification for the period ended April 30, 2011 as follows:

7. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis rather than as a net number as currently required.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

8.    SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

Northern Lights Fund Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund and Pacific Financial Tactical Fund (the “Funds”), each a series of the Northern Lights Fund Trust, as of April 30, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of April 30, 2011 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund and Pacific Financial Tactical Fund as of April 30, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

June 28, 2011

Renewal of Advisory Agreement– The Pacific Financial Funds

In connection with a meeting held on February 23, 2011 the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of an investment advisory agreement between The Pacific Financial Group, Inc. (“PFG” or the “Adviser”) and the Trust, on behalf of Pacific Financial Core Equity Fund (“Pacific Financial Core”), Pacific Financial Strategic Conservative Fund (“Pacific Financial Conservative”), Pacific Financial International Fund (“Pacific Financial International”), Pacific Financial Explorer Fund (“Pacific Financial Explorer”), and Pacific Financial Tactical Fund (“Pacific Financial Tactical”) (each a “Fund” and collectively the “Funds”).  In considering the Agreement, the Board received materials specifically relating to the Agreement from the Adviser.  These materials included: (a) information on the investment performance of a peer group of funds and appropriate indices with respect to the Funds; (b) the Fund’s overall fees and operating expenses compared with similar mutual funds; (c) the overall organization of the Adviser; (d) investment management staffing; and (e) the financial condition of the Adviser.

In its consideration of the renewal of the Agreement for the Funds, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Agreements included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of PFG’s research capabilities, the quality of the firm’s compliance infrastructure and the experience of its fund management personnel.  The Board then reviewed PFG’s financial statements and concluded that the Advisor is sufficiently well capitalized to meet its obligations to the Trust.  The Trustees concluded that the Adviser has provided a level of service consistent with the Board's expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of the Adviser’s past performance, as well as other factors relating to its track record. The Board concluded that PFG’s past performance was acceptable.

 Fees and Expenses.  The Board noted that the Funds are currently paying an advisory fee of 1.00% of the average net assets of the Funds.  The Board then discussed the comparison of management fees and total operating expense data and reviewed PFG’s advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trustees then discussed the management strategy of the Funds and the overall duties of PFG.  The Board, including the Independent Trustees, next considered the expense ratio for the Funds, and expense ratios of a peer group of funds. The Trustees concluded that the Funds advisory fees were acceptable in light of the quality of the services the Funds currently receives from PFG, and the level of fees paid by a peer group of other similarly managed mutual funds of comparable size.

Economies of Scale.  The Board, including the Independent Trustees, considered whether there are economies of scale in respect of the management of the Funds and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Funds, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by PFG in connection with the operation of the Funds and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds.  It also considered the profits realized by the Adviser from other activities related to the Funds.  The Trustees concluded that because of the current asset levels of PFG, the Board was satisfied that the Adviser’s level of profitability from its relationship with the Funds was not excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and the renewal of the Advisory Agreement is in the best interests of the Trust and the PFG’s shareholders.

THE PACIFIC FINANCIAL FUNDS

EXPENSE EXAMPLES (Unaudited)

April 30, 2011

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses.  The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds.  This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period.  The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
Institutional Class	Fund’s Annualized Expense Ratio	Beginning Account Value 11/1/10	Ending Account Value 04/30/11	Expenses Paid During Period*	Ending Account Value 04/30/11	Expenses Paid During Period*

Pacific Financial Core Equity Fund	1.67%	$1,000.00	$1,180.50	$ 9.03	$1,016.51	$ 8.35
Pacific Financial Explorer Fund	1.86%	$1,000.00	$1,177.10	$ 10.04	$1,015.57	$ 9.30
Pacific Financial International Fund	1.98%	$1,000.00	$ 990.90	$ 9.77	$1,014.98	$ 9.89
Pacific Financial Strategic Conservative Fund	1.72%	$1,000.00	$1,009.60	$ 8.57	$1,016.27	$ 8.60
Pacific Financial Tactical Fund	1.79%	$1,000.00	$ 990.20	$ 8.83	$1,015.92	$ 8.95

			Actual		Hypothetical (5% return before expenses)
Investor Class	Fund’s Annualized Expense Ratio	Beginning Account Value 11/1/10	Ending Account Value 04/30/11	Expenses Paid During Period*	Ending Account Value 04/30/11	Expenses Paid During Period*

Pacific Financial Core Equity Fund	2.41%	$1,000.00	$1,175.80	$ 13.00	$1,012.84	$ 12.03
Pacific Financial Explorer Fund	2.45%	$1,000.00	$1,172.40	$ 13.20	$1,012.65	$ 12.23
Pacific Financial International Fund	2.48%	$1,000.00	$ 989.10	$ 12.23	$1,012.50	$ 12.37
Pacific Financial Strategic Conservative Fund	2.47%	$1,000.00	$1,002.30	$ 12.26	$1,012.55	$ 12.33
Pacific Financial Tactical Fund	2.48%	$1,000.00	$ 986.80	$ 12.22	$1,012.50	$ 12.37

*Expenses Paid during the Period are equal to the Classes annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days and divided by 365.

THE PACIFIC FINANCIAL FUNDS

TRUSTEES AND OFFICERS (Unaudited)

April 30, 2011

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee
L. Merill Bryan (66) Trustee since 2005 Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company)(1966-2005) Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund	86
Anthony J. Hertl (60) Trustee since 2005 Consultant to small and emerging businesses (since 2000). Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund; Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007-May 2010); Greenwich Advisors Trust and Global Real Estate Fund	86
Gary W. Lanzen (57) Trustee since 2005 Chief Investment Officer (since 2006); President, Orizon Investment Counsel, LLC (2000-2006); Partner, Orizon Group, Inc. (a financial services company)(2002-2006). Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund	86
Mark H. Taylor (47) Trustee since 2007 Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002-2009); Member, Auditing Standards Board, AICPA (since 2008). Other Directorships: Ladenburg Thalmann Alternative Strategies Fund; Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)	86
Interested Trustees and Officers
Michael Miola** (58) Trustee since 2005 Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC. (since 2003) Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund; Constellation Trust Co.	86

THE PACIFIC FINANCIAL FUNDS

TRUSTEES AND OFFICERS (Unaudited) (Continued)

April 30, 2011

Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee

Andrew Rogers (41)

450 Wireless Blvd.; Hauppauge, NY  11788

President since June 2006

President and Manager, Gemini Fund Services, LLC (since 2006); formerly Senior Vice President and Director of Administration (2001- 2005); Formerly Manager, Northern Lights  Compliance Services, LLC (2006-2008); Manager (since March 2006) and President (since 2004), GemCom LLC

Other Directorships: N/A

N/A

Kevin E. Wolf (41)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since 2006

Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (since 2004). Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

Other Directorships: N/A

N/A

James P. Ash (34)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2011

Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2006 - 2008).

Other Directorships: N/A

N/A

James Colantino (41)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2006

Vice President (2004 - Present); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.

Other Directorships: N/A

N/A

Erik Naviloff (42)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2009

Assistant Vice President, Gemini Fund Services, LLC, since 2007; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, 2002 to 2007.

Other Directorships: N/A

N/A

Richard Gleason (33)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2010

Manager of Fund Administration, Gemini Fund Services, LLC (since 2008);

Senior Fund Administrator, Gemini Fund Services, LLC (2005-2008).

Other Directorships: N/A

N/A

Dawn Borelli (38)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2010

Assistant Vice President, Fund Administration, Gemini Fund Services, LLC (since 2010), Assistant Vice President, Global Fund Administration, Legg Mason & Co. LLC (2003 – 2010).

Other Directorships: N/A

N/A

Lynn Bowley (52)

Chief Compliance Officer since 2007

Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).

Other Directorships: N/A

N/A

* The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC,  (the Fund’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-451-8734.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Funds are committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Funds believe that you should be aware of policies to protect the confidentiality of that information.

The Funds collect the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Funds do not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Funds are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Funds maintain physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-451-TPFG or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-451-TPFG.

INVESTMENT ADVISOR

The Pacific Financial Group, Inc.

777 108th Avenue NE, Suite 2100

Bellevue, WA 98004

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2010 - $45,000

2011 - $47,500

(b)

Audit-Related Fees

2010 - $0

2011 - $0

(c)

Tax Fees

2010 - $11,000

2011 - $12,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2010 - None

2011 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2010

2011

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2010 - $11,000

2011 - $12,500

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

            Andrew B. Rogers, President

Date

7/7/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

            Andrew B. Rogers, President

Date

7/7/11

By (Signature and Title)

/s/ Kevin E. Wolf

            Kevin E. Wolf, Treasurer

Date

7/7/11